Changes in liabilities arising from financing activities (Tables)	12 Months Ended
Dec. 31, 2024
Textblock 1 [Abstract]
Summary of Changes in Liabilities Arising from Financing Activities
(b)
Changes in liabilities arising from financing activities for the years ended December 31, 2023 and 2024 are as follows:

(In millions of won)
				Non-cash transactions
	January 1, 2023		Cash flows from financing activities	Gain or loss on foreign currency translation	Interest expense	Others	December 31, 2023
Short-term borrowings	₩	2,578,552	(716,386)	13,469	—	—	1,875,635
Long-term borrowings		10,964,112	2,139,554	50,174	3,271	8,240	13,165,351
Bonds		1,448,746	35,276	2,237	1,717	167	1,488,143
Lease liabilities		72,788	(73,483)	(312)	—	74,371	73,364
Dividend payable		—	(34,098)	(44)	—	41,444	7,302
Total	₩	15,064,198	1,350,863	65,524	4,988	124,222	16,609,795

(In millions of won)
				Non-cash transactions
	January 1, 2024		Cash flows from financing activities	Gain or loss on foreign currency translation	Interest expense	Classification of liabilities held for sale	Others	December 31, 2024
Short-term borrowings	₩	1,875,635	(1,065,878)	159,838	—	—	—	969,595
Long-term borrowings		13,165,351	(726,352)	1,051,834	4,203	(1,060,592)	8,236	12,442,680
Bonds		1,488,143	(370,000)	18,004	1,692	—	—	1,137,839
Lease liabilities		73,364	(71,008)	16,752	—	(6,772)	45,639	57,975
Dividend payable		7,302	(136,519)	268	—	—	135,339	6,390
Total	₩	16,609,795	(2,369,757)	1,246,696	5,895	(1,067,364)	189,214	14,614,479